Offerings	Sep. 17, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share ("Common Stock"), reserved for issuance under our 2026 Equity Incentive Plan upon the exercise of outstanding stock options
Amount Registered | shares	318,554
Proposed Maximum Offering Price per Unit	10.10
Maximum Aggregate Offering Price	$ 3,217,395.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 444.32
Offering Note	Represents shares of common stock, par value $0.01 per share (such shares, the "Common Stock"), of Interpace Biosciences, Inc. (the "Registrant" or the "Company") that are authorized for issuance upon the exercise of outstanding stock options granted under the Registrant's 2026 Equity Incentive Plan (the "2026 Incentive Plan") pursuant to the approval of the 2026 Incentive Plan by the Registrant's stockholders at the annual meeting on August 20, 2026 (the "Approval Date"). Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of Common Stock which become issuable under the 2026 Incentive Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of the outstanding shares of the Registrant. This estimate is made solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h)(1) under the Securities Act as follows: (i) with respect to the shares issuable upon the exercise of stock options granted under the 2026 Incentive Plan, under Rule 457(h)(1) under the Securities Act, on the basis of the weighted average exercise price of the outstanding options, and (ii) with respect to shares issuable upon the settlement of outstanding restricted stock units and shares issuable pursuant to awards not yet made under the 2026 Incentive Plan, under Rule 457(c) and 457(h)(1) under the Securities Act, on the basis of the average of the high and low sales prices of the Registrant's Common Stock as reported on the OTCID Market operated by OTC Markets Group Inc. (the "OTC Market") on September 16, 2026; and (iii) with respect to shares reserved for issuance under the 2026 ESPP, under Rules 457(c) and 457(h)(1) under the Securities Act, on the basis of 85% of the average of the high and low sale prices of the Registrant's Common Stock as reported on the OTC Market on September 16, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock reserved for future issuance under our 2026 Equity Incentive Plan and the settlement of outstanding restricted stock units
Amount Registered | shares	561,446
Proposed Maximum Offering Price per Unit	6.49
Maximum Aggregate Offering Price	$ 3,643,784.54
Fee Rate	0.01381%
Amount of Registration Fee	$ 503.21
Offering Note	Represents shares of Common Stock that were authorized for issuance under the Registrant's 2026 Incentive Plan, consisting of (i) 504,162 shares of Common Stock issuable upon the settlement of outstanding restricted stock units and (ii) 57,284 shares of Common Stock reserved for future issuance. See footnote (1) regarding the application of Rule 416(a) under the Securities Act. This estimate is made solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h)(1) under the Securities Act as follows: (i) with respect to the shares issuable upon the exercise of stock options granted under the 2026 Incentive Plan, under Rule 457(h)(1) under the Securities Act, on the basis of the weighted average exercise price of the outstanding options, and (ii) with respect to shares issuable upon the settlement of outstanding restricted stock units and shares issuable pursuant to awards not yet made under the 2026 Incentive Plan, under Rule 457(c) and 457(h)(1) under the Securities Act, on the basis of the average of the high and low sales prices of the Registrant's Common Stock as reported on the OTCID Market operated by OTC Markets Group Inc. (the "OTC Market") on September 16, 2026; and (iii) with respect to shares reserved for issuance under the 2026 ESPP, under Rules 457(c) and 457(h)(1) under the Securities Act, on the basis of 85% of the average of the high and low sale prices of the Registrant's Common Stock as reported on the OTC Market on September 16, 2026.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock reserved for future issuance under the 2026 Employee Stock Purchase Plan
Amount Registered | shares	200,000
Proposed Maximum Offering Price per Unit	5.52
Maximum Aggregate Offering Price	$ 1,104,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 152.46
Offering Note	Represents shares of Common Stock that were authorized for issuance under the Registrant's 2026 Employee Stock Purchase Plan (the "2026 ESPP") pursuant to the approval of the 2026 ESPP by the Registrant's stockholders at the annual meeting on the Approval Date. See footnote (1) regarding the application of Rule 416(a) under the Securities Act. This estimate is made solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h)(1) under the Securities Act as follows: (i) with respect to the shares issuable upon the exercise of stock options granted under the 2026 Incentive Plan, under Rule 457(h)(1) under the Securities Act, on the basis of the weighted average exercise price of the outstanding options, and (ii) with respect to shares issuable upon the settlement of outstanding restricted stock units and shares issuable pursuant to awards not yet made under the 2026 Incentive Plan, under Rule 457(c) and 457(h)(1) under the Securities Act, on the basis of the average of the high and low sales prices of the Registrant's Common Stock as reported on the OTCID Market operated by OTC Markets Group Inc. (the "OTC Market") on September 16, 2026; and (iii) with respect to shares reserved for issuance under the 2026 ESPP, under Rules 457(c) and 457(h)(1) under the Securities Act, on the basis of 85% of the average of the high and low sale prices of the Registrant's Common Stock as reported on the OTC Market on September 16, 2026.